Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (7,633,677)	$ (11,046,525)	$ (13,018,598)	$ (43,157,045)	$ (10,819,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal and sale of assets	55,705	962	4,858	6,140
Depreciation and amortization	25,652	52,896	69,094	58,425	17,669
Non-cash interest expense on notes payable and debt		100,290	100,290	220,447	84,330
Share-based compensation	565,410	970,381	1,082,869	1,578,279	612,952
Loss on change in fair value of preferred stock warrants					860,843
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	649,541	1,467,577	947,452	(1,051,224)	(783,910)
Accounts payable and accrued expenses	494,206	(4,911,427)	(5,440,958)	4,433,561	455,234
Net cash used in operating activities	(5,843,163)	(13,365,846)	(16,254,993)	(37,911,417)	(9,572,118)
Investing activities
Proceeds from sale of property and equipment	5,500		3,100
Purchase of property and equipment				(226,128)	(18,078)
Net cash provided by (used in) investing activities	5,500		3,100	(226,128)	(18,078)
Financing activities
Proceeds from bank loan					10,000,000
Partial prepayment resulting in loan extinguishment		(9,514,058)	(9,514,058)
Principal payments on bank loan		(485,942)	(538,342)		(209,698)
Loan amendment costs		(52,400)
Proceeds from issuance of common stock from exercise of options	3,459	33,542	33,542	96,506	76,300
Issuance of common stock from employee stock purchase plan				42,126
Issuance of preferred stock for cash, net of offering costs					13,568,140
Proceeds from IPO, net of offering costs					57,738,963
Net cash provided by (used in) financing activities	3,459	(10,018,858)	(10,018,858)	138,632	81,173,705
Net (decrease) increase in cash, cash equivalents, and restricted cash	(5,834,204)	(23,384,704)	(26,270,751)	(37,998,913)	71,583,509
Cash, cash equivalents and restricted cash, beginning of period	11,677,852	37,948,603	37,948,603	75,947,516	4,364,007
Cash, cash equivalents and restricted cash, end of period	$ 5,843,648	14,563,899	11,677,852	37,948,603	75,947,516
Supplemental disclosure of cash flow activity
Cash paid for interest		$ 664,292	$ 973,115	$ 912,500	351,891
Supplemental disclosure of non-cash financing activities
Warrants issued for services in connection with issuance of preferred stock					142,001
Warrants issued in connection with Loan and Security Agreement					207,429
Conversion of preferred stock warrants to common stock warrants					3,415,020
Conversion of convertible preferred stock into common stock					$ 70,913,970